Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development expenses	$ (7,274)	$ (5,587)	$ (1,394)
General and administrative expenses	(4,775)	(4,967)	(1,591)
Operating loss	(12,049)	(10,554)	(2,985)
Financing income (expenses), net	1,942	62	(235)
Net loss and comprehensive loss	$ (10,107)	$ (10,492)	$ (3,220)
Basic net loss per share (in Dollars per share)	$ (0.74)	$ (0.91)	$ (0.52)
Weighted average number of ordinary shares used in computing basic net loss per share (in Shares)	13,640,168	11,504,521	6,243,411